SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Building [Member]
Property, Plant and Equipment [Line Items]
Useful life	15 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years